Schedule of Future Minimum Rental Payments for Operating Leases (Details) $ in Thousands	Dec. 31, 2014 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2014	$ 15,352
2015	14,093
2016	13,345
2017	11,495
2018	3,912
Thereafter	20,267
Total	$ 78,464